Changes in accounting policies - Summary of notional amounts of our derivatives (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Nov. 01, 2020
Maturing After December 31 2021 [Member]
Disclosure of detailed information about hedging instruments [line items]
Total undrawn Loan Commitments		$ 53,100.0
USD LIBOR [Member] | Maturing After December 31 2021 [Member]
Disclosure of detailed information about hedging instruments [line items]
Total undrawn Loan Commitments		52,100.0
USD LIBOR [Member] | Maturing After June 30 2023 [Member]
Disclosure of detailed information about hedging instruments [line items]
Exposure excluding undrawn commitments	$ 614.9
USD LIBOR [Member] | Maturing Beyond June 30, 2023 [Member]
Disclosure of detailed information about hedging instruments [line items]
Total undrawn Loan Commitments	$ 31,100.0
GBP LIBOR [Member] | Maturing After December 31 2021 [Member]
Disclosure of detailed information about hedging instruments [line items]
Total undrawn Loan Commitments		$ 1,000.0